General administrative expenses and other net operating incomes (expenses)_Details of administrative expenses (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Employee benefits
Salaries	₩ 1,484,236		₩ 1,317,826	₩ 1,323,007
Employee benefits	468,012		559,562	466,585
Retirement benefit service costs	145,149		146,848	156,356
Termination	225,106		299,562	179,286
Sub total	2,322,503		2,323,798	2,125,234
Depreciation and amortisation expense [Abstract]
Depreciation and amortization	216,735		183,601	248,269
Other general and administrative expense [Abstract]
Rent	321,198		313,080	311,992
Taxes and public dues	115,454		111,248	102,531
Service charges	222,530		198,828	244,543
Computer and IT related	88,689		70,936	83,978
Telephone and communication	70,618		65,015	63,699
Operating promotion	43,540		43,850	48,115
Advertising	72,450		68,942	76,153
Printing	8,601		8,633	9,502
Traveling	12,757		13,064	11,681
Supplies	7,071		6,795	6,827
Insurance premium	8,355		8,548	8,092
Reimbursement	23,474		27,516	26,846
Maintenance	17,384		16,081	16,470
Water, light and heating	14,686		14,165	15,006
Vehicle maintenance	10,264		9,902	9,987
Others	47,724		46,799	69,551
Sub total	1,084,795		1,023,402	1,104,973
Total	₩ 3,624,033	$ 3,256,387	₩ 3,530,801	₩ 3,478,476